AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 11, 2014.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 156	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 157	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Anna Paglia	With a copy to:
3500 Lacey Road, Suite 700	Alan P. Goldberg
Downers Grove, IL 60515	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on August 10, 2014 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 156 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating August 10, 2014 as the new effective date for Post-Effective Amendment No. 43 to the Trust’s Registration Statement, which was filed on July 27, 2012 pursuant to Rule 485(a) under the Securities Act.  The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment Nos. 53, 58, 66, 73, 78, 82, 87, 92, 97, 101, 105, 110, 114, 119, 122, 126, 129, 133, 139, 144, 149 and 153 to the Trust’s Registration Statement filed on September 24, 2012, October 10, 2012, November 8, 2012, December 6, 2012, January 4, 2013, February 1, 2013, March 4, 2013, April 3, 2013, May 3, 2013, June 3, 2013, July 2, 2013, August 1, 2013, August 30, 2013, September 30, 2013, October 30, 2013, November 26, 2013, December 23, 2013, January 21, 2014, February 19, 2014, March 20, 2014, April 18, 2014, May 16, 2014 and June 13, 2014, respectively.  This Amendment relates solely to PowerShares Dividend Allocation Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 43 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 137 to the Trust’s Registration Statement, which was filed on February 27, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 11th day of July, 2014.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	July 11, 2014
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	July 11, 2014
Steven M. Hill

/s/ Anna Paglia	Secretary	July 11, 2014
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	July 11, 2014
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	July 11, 2014
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	July 11, 2014
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	July 11, 2014
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	July 11, 2014
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	July 11, 2014
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	July 11, 2014
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	July 11, 2014
Donald H. Wilson

*By: /s/ Anna Paglia		July 11, 2014
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement, which are incorporated by reference herein.